Financial Risk Management and Financial Instruments - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share capital beginning of year	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121
Increase through cash contribution	3,187,296	5,764,549	5,850,389	5,151,156	4,563,171
Share capital end of year	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292